Capital Stock and Warrants: Stock Options (Policies)	12 Months Ended
Jun. 30, 2012
Stock Options:
Stock Options

Stock options

In October 2010, the Company granted to Geoff Browne, Chief Executive Officer, 3,000,000 stock options of the Company’s common stock to be purchased at $0.75 per share for a 5 year term, all of which are vested. In addition, the Company granted the directors, Paul Haggis, Timothy Unwin, John Barrington, and George Kent, each 300,000 stock options, for a total of 1,200,000, to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In December 2010, the Company granted director W. Thomas Hodgson 300,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In April 2011, the Company granted consultant Kevin O’Connor 100,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which are vested.

In April 2011, the Company granted director and employee John Barrington 500,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term, all of which have vested.

In April 2011, the Company granted director and officer Bill Tafuri 800,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term.  Pursuant to the terms of the option agreement, entered into between Mr. Tafuri and the Company, a total of 266,664 options vested immediately upon the grant of the options; the remaining 533,336 options vest over a two year period.  The vesting of the remaining 533,336 options may be accelerated in the event the Company achieves certain milestones with respect to its mining operations.

In April 2011, the Company granted employee Dick Klatt 600,000 stock options to purchase the Company’s common stock at $0.75 per share for a 5 year term.  Pursuant to the terms of the option agreement, entered into between Mr. Klatt and the Company, a total of 200,000 options vested immediately upon the grant of the options; the remaining 400,000 options vest over a two year period.  The vesting of the remaining 400,000 options may be accelerated in the event the Company achieves certain milestones with respect to its mining operations.

In January 2012, the Company granted non-qualified stock options of 450,000 shares at an exercise price of $1.00 per share for a 5 year term to Manish Z. Kshatriya, Chief Financial Officer and Executive Vice President. Pursuant to the terms of the option agreement, entered into between Mr. Kshatriya and the Company, a total of 150,000 options vest six months from the grant date, 150,000 options will vest 18 months following the grant date, and the remaining 150,000 options vest 30 months following the grant date of the options.

The amount of stock option compensation expense for the year ending June 30, 2011 was $639,731. The expense was calculated using the Black-Scholes pricing model.

The fair value of stock options was established at the date of grant using the Black-Scholes valuation model with the following underlying assumptions:

Risk free interest rate:
2012:	0.79% - 2.09%
2011:	1.14% - 2.09%

Dividend yield
2012:	0%
2011:	0%

Volatility
2012:	95.11% -164.27%
2011:	127.32% - 164.27%

Weighted average remaining life
2012:	3.59 years
2011:	4.52 years

The following table summarizes information about options as of June 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Outstanding, July 1, 2010	0	$0
Options granted	6,500,000.75
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2011	6,500,000	$0
Exercisable, June 30, 2011	6,500,000	$0

Outstanding, July 1, 2011	6,500,000	$.75
Options granted	450,000	1.00
Options expired	0	0
Options cancelled	0	0
Outstanding, June 30, 2012	6,950,000	$0.88
Exercisable, June 30, 2012	6,500,000	$0.75

The following table summarizes information about stock warrants granted to employees, advisors, investors and board members at June 30, 2012:

Stock Options Outstanding				Stock Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Options	Weighted Average Exercise Price

$0.75	6,500,000	$0.75	3.52	6,500,000	$0.75
$1.00	450,000	$1.00	4.55	450,000	$1.00

As of June 30, 2012, the aggregate intrinsic value of the stock options outstanding and exercisable was $0. The weighted-average grant-date fair value of stock options granted for the year ended June 30, 2012 was $0.88.